Earnings per share (Details) - KRW (₩) ₩ / shares in Units, ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earnings per share [Abstract]
Profit (loss), attributable to owners of parent		₩ 3,156,722	₩ 2,918,816	₩ 2,774,778
Less
Dividends on preferred stock		0	0	18,836
Dividends to hybrid bonds	[1]	40,357	17,678	36,091
Total		40,357	17,678	54,927
Net profit available for common stock		₩ 3,116,365	₩ 2,901,138	₩ 2,719,851
Weighted average number of common shares outstanding		473,649,076	474,199,587	474,199,587
Basic and diluted earnings per share in won		₩ 6,579	₩ 6,118	₩ 5,736

[1]	The dividends to hybrid bonds that were early redeemed during the period are included.